As filed with the Securities and Exchange Commission on April 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedules of Investments.
PIA BBB BOND FUND
Schedule of Investments - February 29, 2016 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	87.7%
	Agricultural Chemicals	0.4%
	Mosaic Co.
$785,000	3.75%, due 11/15/21		$782,482
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		637,148
	Auto Parts	1.4%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,201,142
	Autozone, Inc.
600,000	3.125%, due 7/15/23		599,072
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21		1,292,132
			3,092,346
	Autos	1.4%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		828,889
	Ford Motor Credit Co. LLC
1,000,000	5.00%, due 5/15/18		1,046,697
600,000	5.875%, due 8/2/21		662,621
	General Motors Co.
400,000	5.20%, due 4/1/45		346,736
			2,884,943
	Banks	7.7%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19		403,343
	Bank Amer Corp.
2,000,000	2.625%, due 10/19/20		1,984,742
2,000,000	4.00%, due 1/22/25		1,946,472
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		752,727
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,071,539
	Capital One N.A.
1,000,000	2.35%, due 8/17/18		995,947
	Citigroup, Inc.
2,000,000	2.40%, due 2/18/20		1,983,946
1,000,000	3.50%, due 5/15/23		983,455
1,000,000	4.45%, due 9/29/27		986,022
700,000	5.30%, due 5/6/44		696,936
	Credit Suisse Group
700,000	5.40%, due 1/14/20		739,141
	Discover Bank
700,000	3.20%, due 8/9/21		696,071
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18		981,025

225,000	8.25%, due 3/1/38		318,677
	First Tennessee Bank
500,000	2.95%, due 12/1/19		498,177
	KeyCorp
900,000	5.10%, due 3/24/21		990,662
			16,028,882
	Biotechnology	2.5%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,626,177
900,000	5.15%, due 11/15/41		928,633
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18		1,215,015
	Celgene Corp.
800,000	2.875%, due 8/15/20		810,213
800,000	4.625%, due 5/15/44		766,164
			5,346,202
	Broker	2.4%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,089,039
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17		1,050,482
1,050,000	6.11%, due 1/29/37		1,146,293
	Morgan Stanley
900,000	4.875%, due 11/1/22		952,274
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		804,298
			5,042,386
	Building Materials	0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		779,945
	Cable/Satellite	1.0%
	Direct TV Holdings
700,000	1.75%, due 1/15/18		698,361
685,000	5.00%, due 3/1/21		752,778
700,000	6.00%, due 8/15/40		728,410
			2,179,549
	Chemicals	2.3%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23		732,358
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25		833,789
	Dow Chemical Co.
666,000	4.25%, due 11/15/20		711,829
865,000	7.375%, due 11/1/29		1,097,974
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17		907,133
	RPM International, Inc.
500,000	6.125%, due 10/15/19		555,384
			4,838,467
	Commercial Finance	0.3%
	Air Lease Corp.
700,000	3.875%, due 4/1/21		679,000

	Communications	1.2%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21		1,904,001
475,000	7.045%, due 6/20/36		565,685
			2,469,686
	Communications Equipment	0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40		577,888
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20		800,806
			1,378,694
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		507,015
	Diversified Manufacturing	0.3%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		618,890
	Drugs and Druggists' Sundries Merchant Wholesalers	1.2%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20		713,196
850,000	3.45%, due 3/15/22		867,993
800,000	4.75%, due 3/15/45		821,375
			2,402,564
	Electric Utilities	4.2%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		457,554
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18		1,389,031
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,107,881
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		871,056
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		789,252
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,044,904
400,000	5.25%, due 2/15/43		440,494
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21		1,245,596
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		757,547
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		599,160
			8,702,475
	Exploration & Production	0.5%
	Apache Corp.
700,000	3.25%, due 4/15/22		611,117
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		449,279
			1,060,396
	Finance	0.5%
	Block Financial Corp.

900,000	5.50%, due 11/1/22		962,171
	Finance - Credit Cards	0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)		1,555,000
	Financial Services	0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		482,293
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		625,309
			1,107,602
	Food	3.2%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28		1,593,874
	Kellogg Co.
1,200,000	3.25%, due 5/21/18		1,238,879
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17		1,705,056
	Kroger Co.
780,000	6.15%, due 1/15/20		898,397
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19		1,205,466
			6,641,672
	Food and Beverage	0.2%
	Mead Johnson Nutrition Co.
500,000	3.00%, due 11/15/20		505,778
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,093,587
	Health and Personal Care Stores	1.3%
	CVS Health Corp.
668,000	5.75%, due 6/1/17		704,712
700,000	2.80%, due 7/20/20		717,491
700,000	3.875%, due 7/20/25		750,147
500,000	5.125%, due 7/20/45		563,175
			2,735,525
	Health Care	1.2%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19		502,866
	Humana, Inc.
955,000	7.20%, due 6/15/18		1,061,538
	Laboratory Corporation of America Holdings
1,000,000	2.20%, due 8/23/17		1,002,736
			2,567,140
	Health Care Facilities and Services	0.8%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		857,629
	McKesson Corp.
800,000	4.883%, due 3/15/44		800,702
			1,658,331
	Information Technology	1.4%
	HP Enterprise Co.
800,000	4.65%, due 12/9/21		817,190

	Hewlett Packard Co.
700,000	3.60%, due 10/15/20 (d)		697,658
700,000	4.90%, due 10/15/25 (d)		665,580
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		785,884
			2,966,312
	Insurance	4.7%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,121,516
100,000	6.25%, due 3/15/87		104,000
	Aon Corp.
600,000	5.00%, due 9/30/20		662,564
	AXA SA
500,000	8.60%, due 12/15/30		651,250
	CIGNA Corp.
315,000	6.15%, due 11/15/36		370,771
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,397,587
105,000	3.50%, due 4/15/23		99,885
	Hartford Financial Services Group
1,350,000	5.125%, due 4/15/22		1,496,748
	Markel Corp.
20,000	4.90%, due 7/1/22		21,865
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (a)		838,293
	Protective Life Corp.
350,000	7.375%, due 10/15/19		407,757
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,267,381
	Unum Group
700,000	5.625%, due 9/15/20		767,943
	Wellpoint, Inc.
600,000	4.65%, due 8/15/44		567,540
			9,775,100
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		623,344
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		887,707
	Manufacturing	1.0%
	Boston Scientific Corp.
985,000	2.85%, due 5/15/20		992,726
1,000,000	4.125%, due 10/1/23		1,026,582
			2,019,308
	Media	4.3%
	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,361,775
	Discover Communications LLC
500,000	3.30%, due 5/15/22		471,063
	Expedia, Inc.
800,000	5.95%, due 8/15/20		870,183

	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		406,150
	Time Warner Cable, Inc.
900,000	5.85%, due 5/1/17		934,784
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		963,209
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		516,299
1,965,000	7.625%, due 4/15/31		2,391,049
	Viacom Inc.
700,000	3.875%, due 4/1/24		656,339
610,000	4.375%, due 3/15/43		417,383
			8,988,234
	Medical Equipment	0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17		159,490
	Medical Equipment and Supplies Manufacturing	0.4%
	Becton Dickinson & Co.
800,000	4.685%, due 12/15/44		828,702
	Metals	0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		663,501
	Metals and Mining	0.4%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		487,436
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		465,260
			952,696
	Metalworking Machinery	0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,079,121
	Mining	0.8%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		618,696
	Vale Overseas Limited
700,000	4.375%, due 1/11/22		542,500
700,000	6.875%, due 11/21/36		481,950
			1,643,146
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		539,982
	Newspaper, Periodical, Book, and Directory Publishers	0.8%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,630,668
	Nondepository Credit Intermediation	0.6%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20		783,613
600,000	4.00%, due 1/15/25		556,812
			1,340,425
	Oil and Gas	6.2%
	Anadarko Petroleum Corp.

900,000	6.45%, due 9/15/36		749,069
	Cameron International Corp.
700,000	6.375%, due 7/15/18		747,451
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		532,199
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,580,620
	Hess Corp.
575,000	8.125%, due 2/15/19		597,963
800,000	5.60%, due 2/15/41		576,859
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19		550,115
750,000	3.95%, due 9/1/22		678,928
1,270,000	5.80%, due 3/15/35		1,043,603
700,000	5.55%, due 6/1/45		583,001
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17		1,018,949
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18		1,554,000
1,150,000	6.625%, due 6/15/35		1,044,775
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		708,610
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		380,185
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		653,522
			12,999,849
	Other Telecommunications	2.1%
	AT&T, Inc.
1,500,000	3.00%, due 2/15/22		1,495,824
600,000	3.40%, due 5/15/25		590,540
1,200,000	4.50%, due 5/15/35		1,104,944
1,400,000	4.80%, due 6/15/44		1,286,548
			4,477,856
	Paper	1.2%
	International Paper Co.
742,000	4.75%, due 2/15/22		787,085
700,000	6.00%, due 11/15/41		685,098
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		945,754
			2,417,937
	Pharmaceuticals	1.9%
	AbbVie, Inc.
950,000	1.75%, due 11/6/17		949,642
1,000,000	3.60%, due 5/14/25		1,022,861
800,000	4.40%, due 11/6/42		769,474
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23		497,893
	Watson Pharmaceuticals, Inc.
775,000	1.875%, due 10/1/17		775,930
			4,015,800
	Pipeline Transportation of Crude Oil	0.4%

	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		448,215
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		418,603
			866,818
	Pipeline Transportation of Natural Gas	0.6%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22		393,117
800,000	3.90%, due 1/15/25		596,925
500,000	5.10%, due 9/15/45		341,663
			1,331,705
	Pipelines	2.4%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,057,365
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		561,521
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		606,218
1,000,000	7.60%, due 2/1/24		999,024
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		949,265
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17		746,618
			4,920,011
	Railroad	0.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		669,869
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		730,448
			1,400,317
	Real Estate	0.3%
	AvalonBay Communities Inc.
700,000	3.45%, due 6/1/25		715,531
	Real Estate Investment Trusts	2.6%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,484,704
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,133,703
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		638,853
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,616,294
500,000	3.75%, due 5/1/24		500,376
			5,373,930
	Retail	1.5%
	Gap, Inc.
1,000,000	5.95%, due 4/12/21		1,041,918
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		723,518
400,000	6.70%, due 7/15/34		392,466
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		913,921

			3,071,823
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		921,756
	Software	1.5%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		715,097
600,000	3.85%, due 6/1/25		620,098
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,752,750
			3,087,945
	Technology	0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17		709,848
	Telecommunications	2.0%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,450,076
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (c)		1,226,896
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (c)		487,672
	France Telecom SA
575,000	5.375%, due 1/13/42		621,012
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		462,899
			4,248,555
	Tobacco	0.6%
	Altria Group, Inc.
1,100,000	5.375%, due 1/31/44		1,246,773
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		810,501
	Transportation	1.8%
	Burlington Northern Santa Fe
475,000	4.70%, due 10/1/19		519,075
1,285,000	6.15%, due 5/1/37		1,575,682
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,648,426
			3,743,183
	Transportation and Logistics	0.5%
	Fedex Corp.
1,000,000	4.00%, due 1/15/24		1,052,647
	Travel and Lodging	0.3%
	Starwood Hotels & Resorts Worldwide
600,000	3.75%, due 3/15/25		606,115
	Utilities	0.5%
	MidAmerican Energy Holdings
500,000	6.125%, due 4/1/36		600,784
	PSEG Power LLC
500,000	4.30%, due 11/15/23		501,695
			1,102,479
	Utilities - Gas	0.3%

	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		653,047
	Waste and Environment Services and Equipment	0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		708,143
	Waste Disposal	0.8%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,581,464
	Wired Telecommunications Carriers	3.8%
	Verizon Communications, Inc.
2,112,000	2.625%, due 2/21/20		2,142,442
900,000	5.15%, due 9/15/23		1,020,503
3,950,000	6.55%, due 9/15/43		4,833,058
			7,996,003
	Wireless Telecommunications Services	0.7%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,536,338
	Total Corporate Bonds (cost $186,155,307)		183,951,986

	SOVEREIGN BONDS	9.1%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,120,000
890,000	7.375%, due 9/18/37		967,875
	Republic of Italy
1,100,000	5.375%, due 6/12/17		1,152,154
1,050,000	6.875%, due 9/27/23		1,322,265
	Republic of Panama
200,000	5.20%, due 1/30/20		219,750
750,000	6.70%, due 1/26/36		941,250
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,267,875
	Republic of Philippines
950,000	6.50%, due 1/20/20		1,119,745
2,125,000	5.00%, due 1/13/37		2,596,869
	Republic Of Turkey
400,000	7.50%, due 7/14/17		428,362
1,500,000	5.125%, due 3/25/22		1,550,709
1,950,000	6.00%, due 1/14/41		1,999,206
	Republic of Uruguay
209,742	8.00%, due 11/18/22		260,080
	United Mexican States
1,684,000	3.625%, due 3/15/22		1,725,258
2,490,000	4.75%, due 3/8/44		2,346,825
			19,018,223
	Total Sovereign Bonds (cost $19,612,007)		19,018,223

	U.S. GOVERNMENT INSTRUMENTALITIES	0.9%
	United States Treasury Note
1,900,000	2.875%, due 5/15/43		2,010,660
	Total U.S. Government Instrumentalities (cost $1,914,498)		2,010,660

	SHORT-TERM INVESTMENTS	0.5%
1,039,736	Invesco STIT - Treasury Portfolio - Institutional Class, 0.23% (b)		1,039,736
	Total Short-Term Investments (cost $1,039,736)		1,039,736

	Total Investments (cost $208,721,548)	98.2%	206,020,605
	Other Assets less Liabilities	1.8%	3,719,466
	TOTAL NET ASSETS	100.0%	$209,740,071

(a)	Variable rate security. Rate shown reflects the rate in effect as of February 29, 2016.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2016.
(c)	Step-up bond; the interest rate shown is the rate in effect as of February 29, 2016.
(d)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in
	accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
	As of February 29, 2016, the value of these investments was $1,363,238 or 0.6% of total net assets.

	Country Allocation
	Country		% of Net Assets
	United States		81.6%
	Mexico		3.7%
	United Kingdom		2.0%
	Turkey		1.9%
	Philippines		1.8%
	Italy		1.2%
	Spain		1.2%
	Luxembourg		1.1%
	Colombia		1.0%
	France		0.6%
	Peru		0.6%
	Panama		0.6%
	Canada		0.6%
	Ireland		0.5%
	Brazil		0.5%
	Japan		0.4%
	Switzerland		0.4%
	Netherlands		0.2%
	Uruguay		0.1%
			100.0%

PIA HIGH YIELD FUND
Schedule of Investments - February 29, 2016 (Unaudited)
Principal
Amount			Value
	CORPORATE BONDS	94.0%
	Advertising & Marketing	1.1%
	Lamar Media Corp.
$1,250,000	5.75%, due 2/1/26 (b)		$1,297,650
	Aerospace/Defense	3.9%
	Gencorp, Inc.
1,150,000	7.125%, due 3/15/21		1,170,125
	Kratos Defense & Security Solutions, Inc.
1,538,000	7.00%, due 5/15/19		1,115,050
	LMI Aerospace, Inc.
285,000	7.375%, due 7/15/19		267,188
	Moog, Inc.
940,000	5.25%, due 12/1/22 (b)		922,375
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22		1,029,000
			4,503,738
	Auto Parts Manufacturing	0.7%
	Nexteer Automotive Group Ltd.
850,000	5.875%, due 11/15/21 (b)		854,250
	Automotive	1.3%
	Affinia Group, Inc.
1,500,000	7.75%, due 5/1/21		1,552,500
	Basic Chemical Manufacturing	0.3%
	Platform Specialty Products Corp.
460,000	6.50%, due 2/1/22 (b)		374,900
	Biotechnology	0.9%
	Concordia Healthcare Corp.
1,250,000	7.00%, due 4/15/23 (b)		1,093,750
	Building Materials	2.1%
	American Builders & Contractors Supply Co., Inc.
450,000	5.625%, due 4/15/21 (b)		462,375
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18		650,000
	USG Corp.
500,000	5.875%, due 11/1/21 (b)		521,250
750,000	5.50%, due 3/1/25 (b)		767,813
			2,401,438
	Casinos and Gaming	0.9%
	MGM Resorts International
1,010,000	6.00%, due 3/15/23		1,037,775
	Chemical and Allied Products Merchant Wholesalers	1.1%
	Univar USA, Inc.
1,450,000	6.75%, due 7/15/23 (b)		1,254,250
	Chemicals	8.9%
	Consolidated Energy Finance SA
950,000	6.75%, due 10/15/19 (b)		826,500
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		549,000

	H.I.G. BBC Intermediate Holdings Corp.
150,000	10.50%, due 9/15/18 (b)		98,250
	Hexion U.S. Finance Corp.
1,370,000	6.625%, due 4/15/20		1,089,150
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)		688,625
	Kissner Milling Company Ltd.
1,150,000	7.25%, due 6/1/19 (b)		1,026,375
	LSB Industries, Inc.
1,450,000	7.75%, due 8/1/19		1,257,874
	Momentive Performance Materials, Inc.
165,000	3.88%, due 10/24/21		113,025
	Nexeo Solutions LLC
1,500,000	8.375%, due 3/1/18		1,432,499
	Omnova Solutions, Inc.
976,000	7.875%, due 11/1/18 (c)		951,600
	Rentech Nitrogen Partners L.P.
900,000	6.50%, due 4/15/21 (b)		850,500
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)		142,875
	Trinseo Materials Operating S.C.A.
1,000,000	6.75%, due 5/1/22 (b)		942,500
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20		474,375
			10,443,148
	Commercial and Service Industry Machinery Manufacturing	0.6%
	ATS Automation Tooling Systems, Inc.
750,000	6.50%, due 6/15/23 (b)		755,625
	Communications Equipment Manufacturing	0.3%
	Plantronics, Inc.
340,000	5.50%, due 5/31/23 (b)		325,550
	Construction Machinery	2.6%
	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22		1,407,525
	Jurassic Holdings III
1,700,000	6.875%, due 2/15/21 (b)		1,045,500
	NES Rentals Holding, Inc.
750,000	7.875%, due 5/1/18 (b)		596,250
			3,049,275
	Construction Materials Manufacturing	0.5%
	GCP Applied Technologies Inc.
500,000	9.50%, due 2/1/23 (b)		536,250
	Consumer Cyclical Services	3.2%
	APX Group, Inc.
175,000	6.375%, due 12/1/19		171,500
1,060,000	8.75%, due 12/1/20		866,550
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		961,875
	Reliance Intermediate Holdings
670,000	6.50%, due 4/1/23 (b)		685,075
	West Corp.
1,110,000	5.375%, due 7/15/22 (b)		997,613

			3,682,613
	Consumer Products	2.0%
	Acco Brands Corp.
500,000	6.75%, due 4/30/20		531,250
	Alphabet Holdings Co.
500,000	7.75%, due 11/1/17		502,500
	Central Garden & Pet Co.
440,000	6.125%, due 11/15/23		451,000
	Prestige Brands Inc.
875,000	5.375%, due 12/15/21 (b)		868,438
			2,353,188
	Consumer Services	2.6%
	Ceb, Inc.
1,120,000	5.625%, due 6/15/23 (b)		1,139,600
	Modular Space Corp.
850,000	10.25%, due 1/31/19 (b)		238,000
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22		639,625
	United Rentals (North America), Inc.
550,000	6.125%, due 6/15/23		566,781
500,000	5.75%, due 11/15/24		489,900
			3,073,906
	Containers & Packaging	0.9%
	PaperWorks Industries, Inc.
1,290,000	9.50%, due 8/15/19 (b)		1,093,275
	Converted Paper Product Manufacturing	0.5%
	Sealed Air Corp.
540,000	5.125%, due 12/1/24 (b)		562,950
	Distributors	0.5%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		175,000
500,000	6.75%, due 1/15/22		362,500
			537,500
	Diversified Manufacturing	2.2%
	Griffon Corp.
1,100,000	5.25%, due 3/1/22		1,049,125
	Optimas OE Solutions, Inc.
500,000	8.625%, due 6/1/21 (b)		395,000
	WESCO Distribution, Inc.
1,250,000	5.375%, due 12/15/21		1,184,375
			2,628,500
	Electric	0.5%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23		590,750
	Electrical Equipment Manufacturing	0.3%
	General Cable Corp.
450,000	5.75%, due 10/1/22 (h)		329,625
	Entertainment Resources	1.1%
	Live Nation Entertainment, Inc.
580,000	5.375%, due 6/15/22 (b)		578,550
	Regal Entertainment Group
750,000	5.75%, due 3/15/22		761,250

			1,339,800
	Environmental	1.2%
	Casella Waste Systems, Inc.
1,460,000	7.75%, due 2/15/19		1,441,750
	Finance	0.3%
	National Financial Partners Corp.
400,000	9.00%, due 7/15/21 (b)		353,500
	Financial Services	0.9%
	Argos Merger Sub, Inc.
1,000,000	7.125%, due 3/15/23 (b)		1,025,000
	Food and Beverage	3.0%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		355,200
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22		721,788
	Dean Foods Co.
1,200,000	6.50%, due 3/15/23 (b)		1,265,628
	Pilgrim's Pride Corp.
1,140,000	5.75%, due 3/15/25 (b)		1,112,925
			3,455,541
	Gaming	0.7%
	Scientific Games Corp.
1,035,000	8.125%, due 9/15/18		812,475
	Healthcare	0.9%
	Examworks Group, Inc.
1,000,000	5.625%, due 4/15/23		1,008,750
	Industrial Machinery	0.4%
	Manitowoc Foodservice, Inc.
490,000	9.50%, due 2/15/24 (b)		518,788
	Industrial - Other	4.6%
	Cleaver-Brooks, Inc.
1,000,000	8.75%, due 12/15/19 (b)		932,500
	Liberty Tire Recycling Holdco, LLC
476,934	11.00%, due 3/31/21 (b) (f) (i)		333,854
	Safway Group Holding LLC
1,250,000	7.00%, due 5/15/18 (b)		1,271,875
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		384,750
	Stonemor Partners LP
1,200,000	7.875%, due 6/1/21		1,224,000
	Zachry Holdings, Inc.
1,275,000	7.50%, due 2/1/20 (b)		1,224,000
			5,370,979
	Machinery Manufacturing	0.5%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)		553,900
	Manufactured Goods	0.6%
	Gates Global LLC
1,000,000	6.00%, due 7/15/22 (b)		748,750
	Media Entertainment	0.6%
	Nielsen Finance LLC
680,000	5.00%, due 4/15/22 (b)		691,050

	Media Non-Cable	1.9%
	CBS Outdoor Americas Capital, LLC
960,000	5.625%, due 2/15/24		1,002,595
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)		607,975
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		606,000
			2,216,570
	Medical Equipment and Devices Manufacturing	0.5%
	Mallinckrodt International Finance S.A.
560,000	5.625%, due 10/15/23 (b)		553,000
	Medical Equipment and Supplies Manufacturing	0.6%
	Vista Outdoor, Inc.
620,000	5.875%, due 10/1/23 (b)		643,250
	Metals and Mining	2.7%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		384,625
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		186,250
	Emeco Pty Limited
600,000	9.875%, due 3/15/19 (b)		268,500
	Graftech International Ltd.
640,000	6.375%, due 11/15/20		374,400
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)		367,875
500,000	8.25%, due 1/15/21 (b)		367,500
	Suncoke Energy, Inc.
4,000	7.625%, due 8/1/19		3,900
300,000	7.375%, due 2/1/20 (b)		190,500
450,000	7.375%, due 2/1/20 (b)		285,750
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)		724,375
			3,153,675
	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers	1.2%
	ZF North America Capital Inc.
1,440,000	4.75%, due 4/29/25 (b)		1,380,600
	Oil & Gas	0.2%
	FTS International, Inc.
360,000	8.012%, due 6/15/20 (b) (c)		220,204
480,000	6.25%, due 5/1/22		52,800
			273,004
	Oil Field Services	2.0%
	CHC Helicopter SA
450,000	9.25%, due 10/15/20		162,000
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)		207,563
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		125,000
	Shale-Inland Holdings LLC
1,530,000	8.75%, due 11/15/19 (b)		956,250
	Welltec A/S

1,000,000	8.00%, due 2/1/19 (b)		892,500
			2,343,313
	Packaging	4.7%
	AEP Industries, Inc.
1,006,000	8.25%, due 4/15/19		1,031,150
	Beverage Packaging Holdings
1,200,000	6.00%, due 6/15/17 (b)		1,199,999
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)		751,750
	Coveris Holdings S.A.
1,400,000	7.875%, due 11/1/19 (b)		1,120,000
	Dispensing Dynamics International, Inc.
942,000	12.50%, due 1/1/18 (b)		852,510
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)		419,225
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		113,300
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		51,250
			5,539,184
	Paper	6.6%
	Cascades, Inc.
790,000	5.50%, due 7/15/22 (b)		748,525
480,000	5.75%, due 7/15/23 (b)		450,000
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23		965,175
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)		427,500
	Mercer International, Inc.
1,450,000	7.75%, due 12/1/22		1,341,250
	Neenah Paper, Inc.
900,000	5.25%, due 5/15/21 (b)		886,500
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		180,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		396,000
	Rayonier A.M. Products, Inc.
1,200,000	5.50%, due 6/1/24 (b)		975,000
	Xerium Technologies, Inc.
1,440,000	8.875%, due 6/15/18		1,389,599
			7,759,549
	Petroleum and Petroleum Products Merchant Wholesalers	0.5%
	Sunoco LP
260,000	5.50%, due 8/1/20 (b)		248,625
380,000	6.375%, due 4/1/23 (b)		362,900
			611,525
	Pharmaceutical and Medicine Manufacturing	0.8%
	Endo Finance LLC & Endo Finco, Inc.
170,000	5.875%, due 1/15/23 (b) (h)		170,000
	Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
700,000	6.00%, due 7/15/23 (b)		710,500
			880,500

	Pharmaceuticals	0.4%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)		501,563
	Pipelines	1.3%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22		488,400
	Rose Rock Midstream, L.P.
1,000,000	5.625%, due 7/15/22		570,000
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21		7,550
700,000	5.50%, due 8/15/22		458,500
			1,524,450
	Plastics Product Manufacturing	0.9%
	Berry Plastics Corp.
1,040,000	5.125%, due 7/15/23		1,042,600
	Printing and Related Support Activities	0.8%
	Multi-Color Corp.
950,000	6.125%, due 12/1/22 (b)		961,875
	Publishing & Broadcasting	1.3%
	Lin Television Corp.
1,490,000	5.875%, due 11/15/22		1,503,038
	Railroad	0.8%
	Watco Companies, Inc.
1,000,000	6.375%, due 4/1/23 (b)		950,000
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	1.3%
	PolyOne Corp.
1,500,000	5.25%, due 3/15/23		1,504,680
	Retail - Consumer Discretionary	1.8%
	Beacon Roofing Supply, Inc.
1,200,000	6.375%, due 10/1/23 (b)		1,272,000
	Hillman Company, Inc.
1,000,000	6.375%, due 7/15/22 (b)		775,000
			2,047,000
	Retailers	0.2%
	Rent-A-Center, Inc.
330,000	6.625%, due 11/15/20		275,550
	Scientific Research and Development Services	1.2%
	Horizon Pharma Financial, Inc.
1,260,000	6.625%, due 5/1/23 (b)		1,115,100
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)		227,150
			1,342,250
	Software and Services	3.2%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)		152,063
1,350,000	6.125%, due 11/1/23 (b)		1,368,562
	Ensemble S Merger Sub, Inc.
1,200,000	9.00%, due 9/30/23 (b)		1,114,500
	Italics Merger Sub, Inc.
1,170,000	7.125%, due 7/15/23 (b)		1,082,250
			3,717,375

	Software Publishers	0.8%
	SS&C Technologies Holdings, Inc.
860,000	5.875%, due 7/15/23 (b)		911,600
	Technology	0.9%
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22		1,072,500
	Transportation and Logistics	1.2%
	Accuride Corp.
900,000	9.50%, due 8/1/18		774,000
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21		603,750
			1,377,750
	Transportation Services	1.6%
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)		703,125
	OPE KAG Finance Sub, Inc.
1,250,000	7.875%, due 7/31/23 (b)		1,217,187
			1,920,312
	Wireline Telecommunications Services	1.0%
	Consolidated Communications
850,000	6.50%, due 10/1/22		697,000
	Zayo Group, LLC
460,000	6.375%, due 5/15/25		440,450
			1,137,450
	Wirelines	0.9%
	Frontier Communications Corp.
770,000	9.25%, due 7/1/21		772,887
355,000	7.125%, due 1/15/23		310,515
			1,083,402
	Total Corporate Bonds (cost $122,538,914)		109,880,254

	EXCHANGE-TRADED FUNDS	0.9%
30,000	SPDR Barclays High Yield Bond ETF		1,002,600
	Total Exchange-Traded Funds (cost $1,184,100)		1,002,600

	COMMON STOCKS	0.0%
	Industrial - Other	0.0%
21,500	Liberty Tire Recycling Holdco, LLC (e) (f) (g)		10,000
	Total Common Stocks (cost $12,688)		10,000

	RIGHTS	0.0%
	Momentive Performance Escrow
165,000	8.875%, due 10/15/20 (d) (e)		0

	SHORT-TERM INVESTMENTS	2.9%
3,449,912	Invesco STIT - Prime Portfolio - Institutional Class, 0.33% (a)		3,449,912
	Total Short-Term Investments (cost $3,449,912)		3,449,912

	Total Investments (cost $127,185,614)	97.8%	114,342,766
	Other Assets less Liabilities	2.2%	2,551,204
	TOTAL NET ASSETS	100.0%	$116,893,969

ETF - Exchanged-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of February 29, 2016.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of February 29, 2016, the value of these investments was $63,899,110 or 54.7% of total net assets.
(c)	Variable rate security. Rate shown reflects the rate in effect as of February 29, 2016.
(d)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of February 29, 2016, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(f)	Security is considered illiquid. As of February 29, 2016, the value of these investments was $343,854 or 0.3% of total net assets.
(g)	Non-income producing security.
(h)	Step-up bond; the interest rate shown is the rate in effect as of February 29, 2016.
(i)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.

PIA MBS BOND FUND
Schedule of Investments - February 29, 2016 (Unaudited)

Principal
Amount			Value
	MORTGAGE-BACKED SECURITIES	97.4%
	Commercial Mortgage-Backed Securities	2.2%
	Aventura Mall Trust
$800,000	3.743%, due 12/7/32, Series 2013-AVM, Class A (a) (d)		$845,402
	Hilton USA Trust
1,300,000	2.662%, due 11/7/30, Series 2013-HLT, Class AFX (d)		1,299,108
			2,144,510
	Residential Mortgage-Backed Securities	6.7%
	American Residential Property Trust
1,000,000	2.179%, due 9/17/31, Series 2014-SFR1, Class B (a) (d)		962,524
	Colony American Homes
2,862,108	1.579%, due 5/17/31, Series 2014-1A, Class A (a) (d)		2,792,710
	Invitation Homes Trust
3,000,000	1.929%, due 6/17/31, Series 2014-SFR1, Class B (a) (d)		2,888,831
			6,644,065
	U.S. Government Agencies	88.5%
	FHLMC Pool
24,513	4.50%, due 5/1/20, #G18052		25,544
24,726	4.50%, due 3/1/21, #G18119		26,088
22,667	5.00%, due 3/1/21, #G18105		24,273
125,349	4.50%, due 5/1/21, #J01723		129,880
20,868	6.00%, due 6/1/21, #G18124		22,578
63,861	4.50%, due 9/1/21, #G12378		67,319
21,062	5.00%, due 11/1/21, #G18160		22,619
16,368	5.00%, due 2/1/22, #G12522		17,554
18,015	5.00%, due 2/1/22, #J04411		19,038
66,871	5.50%, due 3/1/22, #G12577		72,740
21,048	5.00%, due 7/1/22, #J05243		21,859
499,897	4.00%, due 3/1/26, #J14785		532,093
1,379,858	3.00%, due 11/1/26, #G18409		1,446,127
513,730	3.00%, due 6/1/27, #G14497		538,414
839,058	3.00%, due 12/1/29, #G18534		876,641
14,208	5.50%, due 5/1/35, #B31639		15,807
159,709	5.00%, due 8/1/35, #A36351		176,490
40,381	4.50%, due 9/1/35, #A37616		43,785
156,377	4.50%, due 10/1/35, #A37869		170,190
70,871	4.50%, due 10/1/35, #A38023		77,161
46,802	4.50%, due 10/1/35, #G01890		50,951
83,293	5.00%, due 10/1/35, #G01940		92,414
110,953	6.00%, due 1/1/36, #A42208		125,529
16,476	7.00%, due 1/1/36, #G02048		20,643
116,698	5.50%, due 2/1/36, #G02031		131,128
88,105	7.00%, due 8/1/36, #G08148		109,130
307,126	6.50%, due 9/1/36, #A54908		365,127
125,317	6.50%, due 11/1/36, #A54094		151,273
70,874	5.50%, due 2/1/37, #A57840		79,302
115,795	5.00%, due 5/1/37, #A60268		127,690

94,909	5.00%, due 6/1/37, #G03094	104,847
183,175	5.50%, due 6/1/37, #A61982	203,972
237,304	6.00%, due 6/1/37, #A62176	268,511
297,831	6.00%, due 6/1/37, #A62444	340,968
75,724	5.00%, due 7/1/37, #A63187	83,710
140,670	5.50%, due 8/1/37, #G03156	157,368
30,316	6.50%, due 8/1/37, #A70413	34,583
11,602	7.00%, due 8/1/37, #A70079	13,503
9,550	7.00%, due 9/1/37, #A65335	10,317
19,156	7.00%, due 9/1/37, #A65670	21,066
6,523	7.00%, due 9/1/37, #A65941	7,076
1,690	7.00%, due 9/1/37, #A66041	1,765
62,322	7.00%, due 9/1/37, #G03207	76,000
10,191	6.50%, due 11/1/37, #A68726	11,622
127,810	5.00%, due 2/1/38, #A73370	140,517
6,729	5.00%, due 2/1/38, #G03836	7,422
13,045	5.00%, due 3/1/38, #A73704	14,361
135,118	5.00%, due 4/1/38, #A76335	148,574
52,869	5.50%, due 4/1/38, #G04121	59,318
8,426	5.00%, due 5/1/38, #A77463	9,267
26,344	5.50%, due 5/1/38, #A77265	29,475
55,491	5.50%, due 5/1/38, #G04215	62,269
33,278	5.00%, due 6/1/38, #A77986	36,596
12,548	5.00%, due 6/1/38, #G04522	13,812
11,493	5.00%, due 7/1/38, #A79197	12,636
73,734	4.50%, due 9/1/38, #G04773	80,040
18,459	5.00%, due 9/1/38, #G04690	20,306
322,980	5.00%, due 10/1/38, #G04832	355,419
4,873	5.00%, due 11/1/38, #A82849	5,358
18,718	5.00%, due 12/1/38, #G05683	20,597
190,991	5.00%, due 2/1/39, #G05507	210,032
33,698	4.50%, due 4/1/39, #A85612	36,624
87,469	5.00%, due 5/1/39, #G08345	96,297
99,955	4.50%, due 9/1/39, #A88357	108,659
29,946	5.00%, due 9/1/39, #G05904	32,940
163,874	4.50%, due 11/1/39, #G05748	178,101
139,597	4.50%, due 12/1/39, #A90175	151,764
41,591	4.50%, due 4/1/40, #C03464	45,272
112,506	4.50%, due 5/1/40, #A92269	122,448
617,404	4.50%, due 5/1/40, #G06047	671,880
369,090	4.50%, due 6/1/40, #A92533	401,800
63,541	4.50%, due 6/1/40, #A92594	69,172
16,194	4.50%, due 8/1/40, #A93437	17,853
582,326	4.50%, due 8/1/40, #A93505	633,934
1,745,909	3.50%, due 1/1/41, #A96409	1,829,798
208,418	4.50%, due 1/1/41, #A96176	226,954
57,817	4.50%, due 2/1/41, #A97013	62,872
40,948	4.50%, due 4/1/41, #Q00285	44,583
592,334	4.50%, due 9/1/41, #C03701	644,899
120,356	3.50%, due 10/1/41, #Q04087	126,126
56,136	4.50%, due 11/1/41, #Q04699	61,126
161,758	3.50%, due 1/1/42, #Q05410	169,439

647,509	3.50%, due 2/1/42, #Q05996	678,477
387,538	3.50%, due 3/1/42, #G08479	406,013
1,607,049	3.50%, due 4/1/42, #Q07654	1,683,531
1,078,234	3.50%, due 5/1/42, #G08491	1,129,473
1,821,377	3.50%, due 6/1/42, #C09000	1,907,932
1,628,324	3.50%, due 6/1/42, #Q08641	1,705,702
15,448	3.50%, due 6/1/42, #Q08998	16,182
44,834	3.50%, due 7/1/42, #C09004	46,964
589,443	3.50%, due 8/1/42, #Q10324	617,456
56,427	3.00%, due 4/1/43, #V80025	57,866
245,074	3.00%, due 5/1/43, #Q18436	251,059
171,170	3.00%, due 6/1/43, #Q19697	175,482
641,641	3.50%, due 6/1/43, #V80161	671,930
20,979	3.50%, due 7/1/43, #Q19628	21,966
665,822	3.50%, due 7/1/43, #Q19914	697,130
622,454	3.00%, due 8/1/43, #G08540	638,132
345,709	3.00%, due 8/1/43, #Q20559	354,416
195,063	3.00%, due 8/1/43, #Q21026	200,194
754,741	3.50%, due 8/1/43, #Q21351	790,485
228,330	3.50%, due 8/1/43, #Q21435	239,066
97,597	3.50%, due 9/1/43, #G08545	102,191
710,718	3.50%, due 2/1/44, #Q24712	744,137
2,447,725	4.00%, due 8/1/44, #G08601	2,611,732
1,443,188	3.00%, due 3/1/45, #G08631	1,478,433
1,929,768	3.00%, due 5/1/45, #G08640	1,976,896
926,076	3.00%, due 5/1/45, #Q33337	948,734
1,985,269	3.50%, due 11/1/45, #G08676	2,078,619
	FHLMC TBA (b)
1,000,000	2.50%, due 3/15/28	1,025,566
1,000,000	2.50%, due 4/15/28	1,023,887
	FNMA Pool
13,113	4.50%, due 10/1/20, #842732	13,672
63,845	3.00%, due 12/1/20, #MA0605	66,645
25,145	4.50%, due 12/1/20, #813954	26,247
4,076	4.50%, due 2/1/21, #845437	4,224
24,193	5.00%, due 2/1/21, #865191	25,705
10,690	5.00%, due 5/1/21, #879112	11,388
63,852	4.50%, due 7/1/21, #845515	66,589
1,149,432	3.00%, due 8/1/21, #AL0579	1,200,192
35,605	5.50%, due 10/1/21, #905090	37,066
118,263	3.00%, due 1/1/22, #MA0957	123,527
19,151	5.00%, due 2/1/22, #900946	20,527
64,015	6.00%, due 2/1/22, #912522	69,851
59,993	5.00%, due 6/1/22, #937709	64,594
28,004	5.00%, due 7/1/22, #938033	30,171
45,132	5.00%, due 7/1/22, #944887	46,715
259,756	5.50%, due 7/1/22, #905040	279,485
6,584	4.00%, due 7/1/25, #AE1318	6,906
10,204	4.00%, due 10/1/25, #AE1601	10,905
457,780	4.00%, due 12/1/25, #AH6058	485,963
267,772	4.00%, due 1/1/26, #AH3925	281,072
11,355	4.00%, due 1/1/26, #MA0624	12,138

42,682	4.00%, due 3/1/26, #AH8485	45,674
495,269	4.00%, due 5/1/26, #AH8174	527,943
56,285	3.00%, due 10/1/26, #AJ0049	58,863
22,464	3.00%, due 10/1/26, #AJ5474	23,491
76,224	3.00%, due 2/1/27, #AK4047	79,717
181,404	3.00%, due 4/1/27, #AB4997	189,736
625,689	3.00%, due 9/1/27, #AQ0333	654,434
80,975	4.50%, due 4/1/29, #MA0022	87,949
2,862	7.00%, due 8/1/32, #650101	3,194
38,427	4.50%, due 3/1/35, #814433	41,737
42,753	4.50%, due 4/1/35, #735396	46,757
20,894	4.50%, due 5/1/35, #822854	22,834
35,137	4.50%, due 7/1/35, #826584	38,358
3,778	5.00%, due 7/1/35, #833958	4,191
26,206	7.00%, due 7/1/35, #826251	30,062
36,432	4.50%, due 8/1/35, #835751	39,777
21,793	7.00%, due 9/1/35, #842290	23,919
14,959	4.50%, due 11/1/35, #256032	16,330
23,208	5.00%, due 12/1/35, #852482	25,781
9,509	7.00%, due 2/1/36, #865190	11,898
246,197	5.00%, due 5/1/36, #745515	273,377
6,330	5.00%, due 7/1/36, #888789	7,036
17,977	6.50%, due 7/1/36, #897100	21,612
13,325	7.00%, due 7/1/36, #887793	13,860
18,442	6.00%, due 8/1/36, #892925	21,219
53,052	6.50%, due 8/1/36, #878187	60,895
67,643	5.00%, due 9/1/36, #893621	75,119
74,475	5.50%, due 10/1/36, #831845	84,379
31,548	5.50%, due 10/1/36, #893087	35,627
22,320	6.00%, due 10/1/36, #897174	25,449
35,658	5.50%, due 12/1/36, #256513	40,157
1,634	6.50%, due 12/1/36, #920162	1,875
36,014	7.00%, due 1/1/37, #256567	42,617
87,268	5.50%, due 2/1/37, #256597	98,285
43,702	6.00%, due 2/1/37, #909357	49,921
1,424	7.00%, due 2/1/37, #915904	1,453
82,262	5.00%, due 3/1/37, #913007	91,087
61,770	5.50%, due 3/1/37, #256636	69,540
3,517	5.00%, due 4/1/37, #914599	3,896
202,316	5.50%, due 6/1/37, #918554	227,772
46,852	5.50%, due 6/1/37, #918705	52,575
276,160	6.00%, due 6/1/37, #888413	315,568
190,797	6.00%, due 6/1/37, #917129	217,990
30,499	7.00%, due 6/1/37, #256774	37,099
42,207	7.00%, due 6/1/37, #940234	50,254
22,885	5.00%, due 7/1/37, #944534	25,340
107,849	5.50%, due 10/1/37, #954939	121,403
37,607	6.00%, due 12/1/37, #965488	42,835
147,646	5.50%, due 2/1/38, #961691	165,683
61,674	5.00%, due 1/1/39, #AA0835	68,290
17,820	5.00%, due 1/1/39, #AA0840	19,742
793	5.00%, due 1/1/39, #AA0862	878

98,578	5.00%, due 3/1/39, #930635	109,304
2,685	5.00%, due 3/1/39, #930760	2,973
13,446	5.00%, due 3/1/39, #995948	14,888
2,443	5.00%, due 3/1/39, #AA4461	2,706
15,887	4.00%, due 4/1/39, #AA0777	16,970
51,928	4.50%, due 4/1/39, #AA4590	56,473
109,581	5.00%, due 4/1/39, #930871	121,369
81,481	5.00%, due 4/1/39, #930992	90,263
62,764	5.00%, due 4/1/39, #995930	69,497
230,104	4.50%, due 6/1/39, #AA7681	250,742
87,979	5.00%, due 6/1/39, #995896	97,417
147,408	4.50%, due 7/1/39, #AE8152	160,391
58,523	5.00%, due 7/1/39, #995895	64,801
392,813	4.50%, due 8/1/39, #931837	428,018
222,669	5.00%, due 8/1/39, #AC3221	246,573
1,112,525	4.00%, due 12/1/39, #AE0215	1,188,322
109,408	4.50%, due 12/1/39, #932324	119,203
16,340	4.50%, due 2/1/40, #AC8494	17,806
58,702	4.50%, due 2/1/40, #AD1045	63,969
61,945	4.50%, due 2/1/40, #AD2832	67,510
30,063	5.00%, due 3/1/40, #AB1186	33,368
1,263,754	5.00%, due 5/1/40, #AD6374	1,403,536
18,654	5.00%, due 6/1/40, #AD8058	20,696
213,554	5.00%, due 7/1/40, #AD4634	237,182
259,448	5.00%, due 7/1/40, #AD4994	288,303
19,318	5.00%, due 7/1/40, #AD7565	21,447
146,315	4.50%, due 8/1/40, #890236	159,436
565,613	4.50%, due 8/1/40, #AD8035	615,466
100,043	4.50%, due 8/1/40, #AD8397	109,015
187,948	4.00%, due 9/1/40, #AE4311	201,073
22,558	4.00%, due 9/1/40, #AE4312	24,138
384,213	4.50%, due 9/1/40, #AE1500	418,669
54,040	4.00%, due 10/1/40, #AE4124	57,839
189,153	4.00%, due 10/1/40, #AE6057	202,392
15,321	4.00%, due 11/1/40, #AE5156	16,398
92,028	4.50%, due 11/1/40, #AE5162	100,280
364,869	4.00%, due 12/1/40, #MA0583	390,537
109,469	4.00%, due 1/1/41, #AE4583	117,173
158,119	4.00%, due 2/1/41, #AH3200	169,269
267,233	4.50%, due 3/1/41, #AH7009	291,192
980,606	4.50%, due 4/1/41, #AH9054	1,068,561
35,334	4.50%, due 5/1/41, #AI1364	38,498
183,634	4.50%, due 5/1/41, #AI1888	200,046
1,240,472	4.50%, due 5/1/41, #AL0160	1,351,840
117,735	4.50%, due 6/1/41, #AI4815	128,292
13,508	4.00%, due 8/1/41, #AI8218	14,460
17,464	4.50%, due 9/1/41, #AH3865	19,025
52,981	4.50%, due 9/1/41, #AI4050	57,576
19,519	4.50%, due 9/1/41, #AJ0729	21,255
157,096	4.00%, due 10/1/41, #AJ4052	168,175
203,513	4.00%, due 11/1/41, #AJ4668	217,865
390,553	4.00%, due 11/1/41, #AJ5643	418,066

134,014	4.00%, due 12/1/41, #AJ3097	143,443
264,201	4.00%, due 4/1/42, #MA1028	282,742
1,552,915	3.50%, due 7/1/43, #AB9774	1,630,743
1,692,742	3.00%, due 8/1/43, #AU3363	1,738,853
27,334	4.00%, due 9/1/43, #AU6009	29,545
34,128	4.00%, due 9/1/43, #AU8524	36,647
700,660	4.00%, due 6/1/44, #AW4979	748,396
818,839	4.00%, due 9/1/44, #AS3392	875,198
28,733	4.00%, due 9/1/44, #AX4209	30,690
26,759	4.00%, due 10/1/44, #AW8456	28,582
839,905	4.00%, due 11/1/44, #AS3903	897,128
776,784	4.00%, due 11/1/44, #AS3906	829,706
547,318	3.00%, due 4/1/45, #AS4774	561,946
980,411	3.50%, due 4/1/45, #AY3376	1,028,277
269,849	3.00%, due 5/1/45, #AY6042	277,061
414,554	3.00%, due 6/1/45, #AZ0171	425,634
1,952,334	3.00%, due 6/1/45, #AZ0504	2,004,516
148,105	3.00%, due 6/1/45, #AZ2724	152,063
986,344	3.00%, due 6/1/45, #AZ2754	1,012,707
564,471	3.00%, due 6/1/45, #AZ2747	579,559
1,949,860	3.00%, due 7/1/45, #AZ3041	2,001,976
39,673	3.00%, due 8/1/45, #AS5636	40,734
38,756	3.00%, due 8/1/45, #AZ5350	39,792
911,642	3.00%, due 8/1/45, #AZ7972	936,009
989,332	3.50%, due 8/1/45, #AS5699	1,037,680
497,644	3.50%, due 9/1/45, #AS5722	521,940
1,966,119	3.00%, due 10/1/45, #AZ6877	2,018,669
1,991,884	3.50%, due 12/1/45, #BA2275	2,089,375
3,971,876	3.50%, due 12/1/45, #MA2471	4,166,249
	GNMA Pool
18,288	7.00%, due 9/15/35, #647831	21,138
56,795	5.00%, due 10/15/35, #642220	62,626
46,824	5.00%, due 11/15/35, #550718	52,490
60,139	5.50%, due 11/15/35, #650091	67,867
29,574	5.50%, due 12/15/35, #646307	33,535
46,521	5.50%, due 4/15/36, #652534	52,836
44,383	6.50%, due 6/15/36, #652593	53,209
21,735	5.50%, due 7/15/36, #608993	24,635
56,432	6.50%, due 10/15/36, #646564	64,801
40,397	6.00%, due 11/15/36, #617294	45,660
91,928	6.50%, due 12/15/36, #618753	109,297
57,630	5.50%, due 2/15/37, #658419	65,359
146,846	6.00%, due 4/15/37, #668411	169,451
177,921	5.00%, due 8/15/37, #671463	198,467
96,537	6.00%, due 10/15/37, #664379	109,116
18,383	5.50%, due 8/15/38, #677224	20,701
79,097	5.50%, due 8/15/38, #691314	88,904
2,872	5.50%, due 12/15/38, #705632	3,228
428,588	4.50%, due 5/15/39, #717066	465,466
13,415	5.50%, due 6/15/39, #714262	15,079
478,610	5.50%, due 6/15/39, #714720	538,215
434,309	4.50%, due 7/15/39, #720160	473,009

1,187,570	5.00%, due 9/15/39, #726311		1,319,001
9,062	5.50%, due 1/15/40, #723631		10,186
17,017	5.50%, due 2/15/40, #680537		19,172
			87,391,517
	Total Mortgage-Backed Securities (cost $92,762,083)		96,180,092

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	2.0%
	U.S. Treasury Notes	2.0%
	U.S. Treasury Note
2,000,000	0.75%, due 1/15/17		2,001,446
	Total U.S. Government Agencies and Instrumentalities (cost $2,002,530)		2,001,446

	SHORT-TERM INVESTMENTS	2.4%
2,326,200	Fidelity Institutional Money Market Government Portfolio - Class I, 0.21% (c)		2,326,200
	Total Short-Term Investments (cost $2,326,200)		2,326,200

	Total Investments (cost $97,090,813)	101.8%	100,507,738
	Liabilities less Other Assets	(1.8)%	(1,814,334)
	TOTAL NET ASSETS	100.0%	$98,693,404
(a)	Variable rate security. Rate shown reflects the rate in effect as of February 29, 2016.
(b)	Security purchased on a when-issued basis. As of February 29, 2016, the total cost of investments purchased on a when-issued basis was $2,047,148 or 2.1% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of February 29, 2016.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of February 29, 2016, the value of these investments was $8,788,575 or 8.9% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 29, 2016 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	44.3%
	Aerospace and Defense	0.3%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18		$503,510
	Agriculture	0.6%
	Bunge Limited
1,000,000	4.10%, due 3/15/16		1,001,180
	Autos	3.9%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16		1,252,711
	Daimler Finance North America LLC
1,200,000	1.45%, due 8/1/16 (a)		1,200,565
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16		1,000,824
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)		996,898
	Volkswagen Group of America Finance LLC
1,500,000	0.988%, due 5/23/17 (a) (b)		1,468,341
	Volkswagen International Finance N.V.
500,000	1.125%, due 11/18/16 (a)		496,617
			6,415,956
	Banks	7.3%
	Capital One National Association
1,500,000	2.35%, due 8/17/18		1,493,920
	Discover Bank
1,000,000	2.60%, due 11/13/18		999,569
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16		1,200,500
	Huntington National Bank
1,500,000	2.00%, due 6/30/18		1,493,341
	KeyBank NA
1,200,000	1.10%, due 11/25/16		1,198,793
	PNC Bank NA
1,600,000	0.916%, due 8/1/17 (b)		1,593,274
	Regions Bank Birmingham Alabama
1,000,000	2.25%, due 9/14/18		996,234
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18		1,001,169
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16		750,719
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16		1,253,783
			11,981,302
	Biotechnology	0.9%
	Amgen, Inc.
700,000	2.30%, due 6/15/16		702,709
	Gilead Sciences, Inc.

800,000	1.85%, due 9/4/18		808,709
			1,511,418
	Brokers	1.4%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18		1,318,294
	Morgan Stanley
1,000,000	5.75%, due 10/18/16		1,027,737
			2,346,031
	Chemicals	0.4%
	Ecolab, Inc.
565,000	3.00%, due 12/8/16		571,965
	Commercial and Service Industry Machinery Manufacturing	0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17		501,971
	Commercial Finance	1.1%
	Air Lease Corp.
500,000	2.625%, due 9/4/18		485,422
	Gatx Corp.
1,280,000	1.25%, due 3/4/17		1,265,210
			1,750,632
	Communications Equipment	1.2%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19		1,009,171
	L-3 Communications Corp.
1,000,000	1.50%, due 5/28/17		986,895
			1,996,066
	Computer and Peripheral Equipment Manufacturing	1.2%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)		1,998,753
	Computer Equipment	0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17		501,340
	Construction Materials Manufacturing	0.6%
	Martin Marietta Materials, Inc.
1,000,000	1.703%, due 6/30/17 (b)		988,609
	Consumer Finance	0.6%
	Visa, Inc.
1,000,000	1.20%, due 12/14/17		1,003,736
	Data Processing, Hosting, and Related Services	0.6%
	Fidelity National Information Services
1,000,000	1.45%, due 6/5/17		989,530
	Drugs and Druggists' Sundries Merchant Wholesalers	1.2%
	Actavis Funding SCS
1,000,000	1.85%, due 3/1/17		1,002,794
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18		1,000,885
			2,003,679
	Electric Power Generation, Transmission and Distribution	0.6%
	Exelon Corp.
1,000,000	1.55%, due 6/9/17		995,462
	Electric Utilities	0.4%
	Dominion Resources, Inc.

700,000	1.95%, due 8/15/16		701,834
	Electrical Equipment Manufacturing	0.9%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17		1,426,677
	Financial Services	0.6%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)		999,163
	Food	0.5%
	Kroger Co.
800,000	1.20%, due 10/17/16		801,390
	Food and Beverage	0.8%
	Anheuser-Busch InBev Finance Inc.
500,000	1.125%, due 1/27/17		500,091
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16		700,383
			1,200,474
	Healthcare Facilities and Services	0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17		1,423,030
	Home and Office Products Manufacturing	0.3%
	Newell Rubbermaid, Inc.
500,000	2.15%, due 10/15/18		494,489
	Home Improvement	0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17		798,724
	Insurance	1.2%
	Metropolitan Life Global Funding I
2,000,000	0.997%, due 4/10/17 (a) (b)		1,998,620
	Lessors of Real Estate	0.3%
	Arc Properties Operating
500,000	2.00%, due 2/6/17		493,250
	Machinery Manufacturing	0.6%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17		999,438
	Medical Equipment and Devices Manufacturing	0.9%
	Danaher Corp.
500,000	1.65%, due 9/15/18		503,109
	St. Jude Medical, Inc.
1,000,000	2.00%, due 9/15/18		1,004,953
			1,508,062
	Medical Equipment and Supplies Manufacturing	1.8%
	Becton Dickinson & Co.
500,000	1.45%, due 5/15/17		499,901
1,450,000	1.80%, due 12/15/17		1,452,389
	Zimmer Holdings, Inc.
1,000,000	2.00%, due 4/1/18		996,139
			2,948,429
	Metals and Mining	0.9%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17		460,000
	Glencore Funding LLC
1,000,000	1.70%, due 5/27/16 (a)		992,500

			1,452,500
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.9%
	Harris Corp.
1,000,000	1.999%, due 4/27/18		994,237
	Medtronic, Inc.
500,000	1.50%, due 3/15/18		501,339
			1,495,576
	Office Equipment	0.6%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17		1,002,354
	Oil and Gas	0.5%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16		703,552
	Other Electrical Equipment and Component Manufacturing	0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18		991,262
	Other Financial Investment Activities	0.9%
	NextEra Energy Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17		1,506,528
	Other Food Manufacturing	0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18		498,656
	Petroleum and Coal Products Manufacturing	0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18		993,995
	Pharmaceutical and Medicine Manufacturing	0.3%
	Baxalta, Inc.
500,000	2.00%, due 6/22/18 (a)		490,657
	Pharmaceuticals	1.7%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18		498,859
	Bayer U.S. Finance LLC
500,000	0.867%, due 10/7/16 (a) (b)		499,858
	Mylan, Inc.
800,000	1.80%, due 6/24/16		800,249
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16		994,350
			2,793,316
	Real Estate	0.6%
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17		992,130
	Restaurants	0.3%
	McDonald's Corp.
500,000	2.10%, due 12/7/18		506,663
	Retail	0.6%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16		1,001,283
	Retail - Consumer Discretionary	1.0%
	eBay, Inc.
1,600,000	0.821%, due 7/28/17 (b)		1,582,728
	Software and Services	1.5%

	Microsoft Corp.
1,460,000	1.30%, due 11/3/18		1,466,846
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17		996,107
			2,462,953
	Transportation	0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16		1,249,938
	Total Corporate Bonds (cost $72,788,609)		72,578,811

	MORTGAGE-BACKED SECURITIES	23.1%
	Commercial Mortage-Backed Securities	1.6%
	Hilton USA Trust
1,813,429	1.429%, due 11/5/30, Series 2013-HLF, Class AFL (a) (b)		1,811,202
	Hyatt Hotel Portfolio Trust
750,000	2.13%, due 11/15/29, Series 2015-HYT, Class B (a) (b)		736,794
			2,547,996
	Residential Mortgage-Backed Securities	16.1%
	American Homes 4 Rent
2,500,000	1.779%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		2,397,676
	American Residential Property Trust
3,000,000	2.179%, due 9/17/31, Series 2014-SFR1, Class B (a) (b)		2,887,572
	BlueVirgo Trust
4,824,471	3.00%, due 12/15/22, Series 15-1A (a)		4,812,410
	Colony American Homes
2,250,000	1.779%, due 5/17/31, Series 2014-1A, Class B (a) (b)		2,154,876
	Equity Mortgage Trust
1,529,942	1.278%, due 5/8/31, Series 2014-INNS, Class A (a) (b)		1,492,997
	Invitation Homes Trust
4,000,000	1.778%, due 12/17/30, Series 2013-SFR1, Class B (a) (b)		3,858,525
4,000,000	1.929%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		3,851,775
	PFS Tax Lien Trust
661,731	1.44%, due 5/15/29, Series 2014-1 (a)		659,524
	Silver Bay Realty Trust
3,000,000	1.879%, due 9/17/31, Series 2014-1, Class B (a) (b)		2,853,724
	Starwood Waypoint Residential Trust
1,486,949	1.729%, due 1/20/32, Series 2014-1, Class A (a) (b)		1,448,200
			26,417,279
	U.S. Government Agencies	5.4%
	FHLMC ARM Pool (b)
3,766	2.573%, due 2/1/22, #845113		3,867
19,416	2.124%, due 10/1/22, #635206		19,918
4,220	2.577%, due 6/1/23, #845755		4,305
6,501	2.455%, due 2/1/24, #609231		6,543
302,375	2.613%, due 1/1/25, #785726		316,166
9,793	2.658%, due 1/1/33, #1B0668		10,018
406,877	2.608%, due 10/1/34, #782784		432,647
146,469	2.552%, due 12/1/34, #1G0018		154,292
106,381	2.606%, due 4/1/36, #847671		112,034
	FHLMC Pool
161,490	5.00%, due 10/1/38, #G04832		177,709
	FNMA ARM Pool (b)

20,980	2.665%, due 7/1/25, #555206		21,116
73,589	1.77%, due 7/1/27, #424953		74,304
72,329	2.475%, due 3/1/28, #556438		74,970
74,530	2.473%, due 6/1/29, #508399		76,467
195,771	2.316%, due 4/1/30, #562912		203,085
57,296	2.813%, due 10/1/30, #670317		59,513
39,696	2.365%, due 9/1/31, #597196		39,814
26,131	2.527%, due 11/1/31, #610547		26,744
3,380	2.375%, due 4/1/32, #629098		3,412
356,039	2.441%, due 10/1/33, #743454		375,972
844,617	2.625%, due 11/1/33, #755253		902,508
1,304,653	2.55%, due 5/1/34, #AC5719		1,378,128
357,482	2.363%, due 7/1/34, #779693		376,033
277,833	2.247%, due 10/1/34, #795136		292,538
79,181	2.466%, due 1/1/35, #805391		83,517
92,673	2.399%, due 10/1/35, #845041		97,197
193,067	2.472%, due 10/1/35, #846171		204,310
414,003	2.44%, due 1/1/36, #849264		433,324
89,427	2.476%, due 6/1/36, #872502		93,836
521,248	2.512%, due 1/1/37, #906389		551,051
631,586	2.89%, due 3/1/37, #907868		669,550
47,702	2.375%, due 10/1/37, #955963		48,873
265,441	2.89%, due 11/1/37, #953653		274,692
	FNMA Pool
437,230	5.00%, due 6/1/40, #AD5479		487,102
53,652	4.00%, due 11/1/41, #AJ3797		57,436
	GNMA II ARM Pool (b)
6,428	2.00%, due 11/20/21, #8871		6,567
33,637	2.00%, due 10/20/22, #8062		34,774
106,153	2.00%, due 11/20/26, #80011		109,770
27,292	2.00%, due 11/20/26, #80013		28,143
15,511	2.00%, due 12/20/26, #80021		16,073
6,671	1.75%, due 1/20/27, #80029		6,873
115,551	1.875%, due 7/20/27, #80094		120,234
153,054	1.875%, due 8/20/27, #80104		159,009
6,772	2.00%, due 10/20/27, #80122		7,007
55,761	1.75%, due 1/20/28, #80154		57,382
125,182	2.00%, due 10/20/29, #80331		129,652
24,808	2.00%, due 11/20/29, #80344		25,697
			8,844,172
	Total Mortgage-Backed Securities (cost $38,142,441)		37,809,447

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	30.1%
	U.S. Government Agencies	17.4%

	FHLB
5,000,000	0.875%, due 9/15/16	5,009,670
	FHLMC
5,000,000	0.50%, due 1/27/17	4,991,625
1,500,000	1.00%, due 3/8/17	1,504,104
5,000,000	0.875%, due 5/24/17	5,007,075
5,000,000	0.75%, due 7/14/17	4,998,405
	FNMA
6,000,000	0.625%, due 8/26/16	6,000,156
6,000,000	1.00%, due 9/27/17	6,017,346

			28,518,711
	U.S. Treasury Notes	12.7%
	U.S. Treasury Note
1,800,000	0.25%, due 4/15/16		1,799,966
3,500,000	0.625%, due 8/15/16		3,502,051
6,500,000	0.75%, due 1/15/17		6,504,699
4,000,000	0.75%, due 3/15/17		4,002,420
			20,818,806
	Total U.S. Government Agencies and Instrumentalities (cost $49,338,076)		49,337,517

	SHORT-TERM INVESTMENTS	1.5%
2,389,107	Fidelity Institutional Money Market Government Portfolio - Class I, 0.21% (c)		2,389,107
	Total Short-Term Investments (cost $2,389,107)		2,389,107

	Total Investments (cost $162,658,233)	99.0%	162,114,882
	Other Assets less Liabilities	1.0%	1,592,379
	TOTAL NET ASSETS	100.0%	$163,707,261

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of February 29, 2016, the value of these investments was $40,807,630 or 24.9% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of February 29, 2016.
(c)	Rate shown is the 7-day annualized yield as of February 29, 2016.
ARM - Adjustable Rate Mortgage
FHLB - Federal home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA Funds
Notes to the Schedule of Investments
February 29, 2016 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of February 29, 2016, the PIA High Yield Fund had investments in illiquid securities with a total value of $343,854 or 0.3% of total net assets.

		Dates	Cost
High Yield Fund	Shares/PAR	Acquired	Basis

Liberty Tire Recycling Holdco, LLC	21,500	3/15	$12,688
Liberty Tire Recycling Holdco, LLC	$476,934	11/13 – 2/16	573,914

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of February 29, 2016, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 29, 2016:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$183,951,986	$-	$183,951,986
Sovereign Bonds	-	19,018,223	-	19,018,223
U.S. Government Instrumentalities	-	2,010,660	-	2,010,660
Total Fixed Income	-	204,980,869	-	204,980,869
Short-Term Investments	1,039,736	-	-	1,039,736
Total Investments	$1,039,736	$204,980,869	$-	$206,020,605

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$2,144,510	$-	$2,144,510
Residential Mortgage-Backed Securities	-	6,644,065	-	6,644,065
Mortgage-Backed Securities – U.S. Government Agencies	-	87,391,517	-	87,391,517
U.S. Government Agencies and Instrumentalities	-	2,001,446	-	2,001,446
Total Fixed Income	-	98,181,538	-	98,181,538
Short-Term Investments	2,326,200	-	-	2,326,200
Total Investments	$2,326,200	$98,181,538	$-	$100,507,738

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$109,546,400	$333,854	$109,880,254
Total Fixed Income	-	109,546,400	333,854	109,880,254
Exchange-Traded Funds	1,002,600	-	-	1,002,600
Common Stocks
Wholesale Trade	-	-	10,000	10,000
Total Common Stocks	-	-	10,000	10,000
Short-Term Investments	3,449,912	-	-	3,449,912
Total Investments	$4,452,512	$109,546,400	$343,854	$114,342,766

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$72,578,811	$-	$72,578,811
Mortgage-Backed Securities	-	37,809,447	-	37,809,447
U.S. Government Agencies and Instrumentalities	-	49,337,517	-	49,337,517
Total Fixed Income	-	154,725,775	-	159,725,775
Short-Term Investments	2,389,107	-	-	2,389,107
Total Investments	$2,389,107	$154,725,775	$-	$162,114,882

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at February 29, 2016, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA Short-Term Securities Fund held no Level 3 securities during the period ended February 29, 2016.

The following is a reconciliation of the PIA High Yield Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2015	$10,000	$316,450
Accrued discounts/premiums	-	(4,017)
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	(3,442)
Purchases	-	24,863
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of February 29, 2016	$10,000	$333,854

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 29, 2016, and still classified as level 3 was $(3,442).

On March 10, 2015, the PIA High Yield Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire bond, due 2021 utilizing a single broker quote and fair valued the common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quote would have a direct change on the fair value of the bond.  If the financial condition of Liberty Tire were to deteriorate, the value of the common stock would likely decrease.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

PIA BBB Bond Fund

Cost of investments	$208,794,896

Gross unrealized appreciation	$5,565,500
Gross unrealized depreciation	(8,339,791)
Net unrealized depreciation	$(2,774,291)

PIA MBS Bond Fund

Cost of investments	$97,105,571

Gross unrealized appreciation	$3,615,857
Gross unrealized depreciation	(213,690)
Net unrealized depreciation	$(3,402,167)

PIA High Yield Fund

Cost of investments	$127,235,343

Gross unrealized appreciation	$730,113
Gross unrealized depreciation	(13,622,690)
Net unrealized depreciation	$(12,892,577)

PIA Short-Term Securities Fund

Cost of investments	$162,661,395

Gross unrealized appreciation	$549,024
Gross unrealized depreciation	(1,095,537)
Net unrealized depreciation	$(546,513)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*_/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  _           4/21/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  _           4/21/16

By (Signature and Title)* _ /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date_           4/21/16

* Print the name and title of each signing officer under his or her signature.